UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Kacela Capital, LLC

Address:  65 East 55th Street, 26th Floor
          New York, New York 10022


13F File Number: 000-00000

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Steven DiMartino
Title:  Chief Financial Officer
Phone:  212-634-6401


Signature, Place and Date of Signing:

/s/ Steven DiMartino           New York, New York             February 14, 2011
----------------------     ---------------------------      --------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).


[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)


[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  107

Form 13F Information Table Value Total: $117,206
                                        (thousands)


List of Other Included Managers:

No.              Form 13F         File Number

(1)              000-00000        Kacela Offshore Fund, Ltd.

                                                       FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN  2        COLUMN 3    COLUMN 4      COLUMN 5        COLUMN 6        COLUMN 7      COLUMN 8

                              TITLE                        VALUE     SHRS OR   SH/ PUT/  INVESTMENT      OTHER     VOTING AUTHORITY
NAME OF ISSUER                OF CLASS         CUSIP       (X$1000)  PRN AMT   PRN CALL  DISCRETION      MGRS    SOLE   SHARED  NONE
--------------                ---------        ------      --------- --------  --------- -----------     -----   -----  ------- ----
ABERCROMBIE & FITCH CO        CL A             002896207    693       12,020   SH        SOLE                     12,020
ABERCROMBIE & FITCH CO        CL A             002896207   4453       77,265   SH        SHARED-DEFINED  (1)      77,265
ABERCROMBIE & FITCH CO        CL A             002896207    686       11,900       PUT   SOLE                     11,900
ABERCROMBIE & FITCH CO        CL A             002896207   5141       89,200       PUT   SHARED-DEFINED  (1)      89,200
AMAZON COM INC                COM              023135106    660        3,671   SH        SOLE                      3,671
AMAZON COM INC                COM              023135106   4253       23,629   SH        SHARED-DEFINED  (1)      23,629
AMERICAN EAGLE OUTFITTERS NE  COM              02553E106    126        8,600       CALL  SOLE                      8,600
AMERICAN EAGLE OUTFITTERS NE  COM              02553E106    825       56,400       CALL  SHARED-DEFINED  (1)      56,400
ANNTAYLOR STORES CORP         COM              036115103    302       11,031   SH        SOLE                     11,031
ANNTAYLOR STORES CORP         COM              036115103   1944       70,969   SH        SHARED-DEFINED  (1)      70,969
BEBE STORES INC               COM              075571109    143       23,947   SH        SOLE                     23,947
BEBE STORES INC               COM              075571109    920      154,053   SH        SHARED-DEFINED  (1)     154,053
BIG LOTS INC                  COM              089302103    286        9,378   SH        SOLE                      9,378
BIG LOTS INC                  COM              089302103   1838       60,347   SH        SHARED-DEFINED  (1)      60,347
BLUE COAT SYSTEMS INC         COM NEW          09534T508    281        9,414   SH        SOLE                      9,414
BLUE COAT SYSTEMS INC         COM NEW          09534T508   1810       60,586   SH        SHARED-DEFINED  (1)      60,586
BROWN SHOE INC NEW            COM              115736100    169       12,116   SH        SOLE                     12,116
BROWN SHOE INC NEW            COM              115736100   1085       77,884   SH        SHARED-DEFINED  (1)      77,884
CABOT CORP                    COM              127055101    276        7,397   SH        SOLE                      7,397
CABOT CORP                    COM              127055101   1777       47,603   SH        SHARED-DEFINED  (1)      47,603
CATERPILLAR INC DEL           COM              149123101    277        2,959   SH        SOLE                      2,959
CATERPILLAR INC DEL           COM              149123101   1783       19,041   SH        SHARED-DEFINED  (1)      19,041
CF INDS HLDGS INC             COM              125269100    309        2,286   SH        SOLE                      2,286
CF INDS HLDGS INC             COM              125269100   1989       14,714   SH        SHARED-DEFINED  (1)      14,714
CIENA CORP                    COM NEW          171779309    283       13,450   SH        SOLE                     13,450
CIENA CORP                    COM NEW          171779309   1822       86,550   SH        SHARED-DEFINED  (1)      86,550
CITRIX SYS INC                COM              177376100    577        8,428   SH        SOLE                      8,428
CITRIX SYS INC                COM              177376100   3710       54,237   SH        SHARED-DEFINED  (1)      54,237
COLLECTIVE BRANDS INC         COM              19421W100    312       14,795   SH        SOLE                     14,795
COLLECTIVE BRANDS INC         COM              19421W100   2009       95,205   SH        SHARED-DEFINED  (1)      95,205
DEVON ENERGY CORP NEW         COM              25179M103    169        2,151   SH        SOLE                      2,151
DEVON ENERGY CORP NEW         COM              25179M103   1087       13,849   SH        SHARED-DEFINED  (1)      13,849
F5 NETWORKS INC               COM              315616102    298        2,287   SH        SOLE                      2,287
F5 NETWORKS INC               COM              315616102   1915       14,713   SH        SHARED-DEFINED  (1)      14,713
FAMILY DLR STORES INC         COM              307000109    227        4,572   SH        SOLE                      4,572
FAMILY DLR STORES INC         COM              307000109   1463       29,428   SH        SHARED-DEFINED  (1)      29,428
FTI CONSULTING INC            COM              302941109    276        7,397   SH        SOLE                      7,397
FTI CONSULTING INC            COM              302941109   1775       47,603   SH        SHARED-DEFINED  (1)      47,603
GAP INC DEL                   COM              364760108    317       14,305   SH        SOLE                     14,305
GAP INC DEL                   COM              364760108   2037       91,997   SH        SHARED-DEFINED  (1)      91,997
GENESCO INC                   COM              371532102    290        7,733   SH        SOLE                      7,733
GENESCO INC                   COM              371532102   1866       49,767   SH        SHARED-DEFINED  (1)      49,767
HARLEY DAVIDSON INC           COM              412822108    107        3,096   SH        SOLE                      3,096
HARLEY DAVIDSON INC           COM              412822108    690       19,904   SH        SHARED-DEFINED  (1)      19,904
ITRON INC                     COM              465741106    283        5,110   SH        SOLE                      5,110
ITRON INC                     COM              465741106   1824       32,890   SH        SHARED-DEFINED  (1)      32,890
JDS UNIPHASE CORP             COM PAR $0.001   46612J507    279       19,234   SH        SOLE                     19,234
JDS UNIPHASE CORP             COM PAR $0.001   46612J507   1792      123,766   SH        SHARED-DEFINED  (1)     123,766
LENNAR CORP                   CL A             526057104    290       15,468   SH        SOLE                     15,468
LENNAR CORP                   CL A             526057104   1866       99,532   SH        SHARED-DEFINED  (1)      99,532
LIMITED BRANDS INC            COM              532716107    714       23,223   SH        SOLE                     23,223
LIMITED BRANDS INC            COM              532716107   4592      149,439   SH        SHARED-DEFINED  (1)     149,439
LIMITED BRANDS INC            COM              532716107    722       23,500       PUT   SOLE                     23,500
LIMITED BRANDS INC            COM              532716107   4674      152,100       PUT   SHARED-DEFINED  (1)     152,100
LIZ CLAIBORNE INC             COM              539320101    144       20,180   SH        SOLE                     20,180
LIZ CLAIBORNE INC             COM              539320101    930      129,820   SH        SHARED-DEFINED  (1)     129,820
MOSAIC CO                     COM              61945A107    205        2,689   SH        SOLE                      2,689
MOSAIC CO                     COM              61945A107   1322       17,311   SH        SHARED-DEFINED  (1)      17,311
NABORS INDUSTRIES LTD         SHS              G6359F103    205        8,744   SH        SOLE                      8,744
NABORS INDUSTRIES LTD         SHS              G6359F103   1320       56,256   SH        SHARED-DEFINED  (1)      56,256
NAVISTAR INTL CORP NEW        COM              63934E108    319        5,501   SH        SOLE                      5,501
NAVISTAR INTL CORP NEW        COM              63934E108   2050       35,399   SH        SHARED-DEFINED  (1)      35,399
NCR CORP NEW                  COM              62886E108    285       18,561   SH        SOLE                     18,561
NCR CORP NEW                  COM              62886E108   1836      119,439   SH        SHARED-DEFINED  (1)     119,439
NETAPP INC                    COM              64110D104    359        6,536   SH        SOLE                      6,536
NETAPP INC                    COM              64110D104   2311       42,051   SH        SHARED-DEFINED  (1)      42,051
NETSCOUT SYS INC              COM              64115T104     76        3,295   SH        SOLE                      3,295
NETSCOUT SYS INC              COM              64115T104    488       21,196   SH        SHARED-DEFINED  (1)      21,196
NORDSTROM INC                 COM              655664100    148        3,500   SH        SOLE                      3,500
NORDSTROM INC                 COM              655664100    954       22,500   SH        SHARED-DEFINED  (1)      22,500
NVIDIA CORP                   COM              67066G104    290       18,830   SH        SOLE                     18,830
NVIDIA CORP                   COM              67066G104   1866      121,170   SH        SHARED-DEFINED  (1)     121,170
O REILLY AUTOMOTIVE INC       COM              686091109    285        4,706   SH        SOLE                      4,706
O REILLY AUTOMOTIVE INC       COM              686091109   1837       30,294   SH        SHARED-DEFINED  (1)      30,294
OFFICE DEPOT INC              COM              676220106    316       58,511   SH        SOLE                     58,511
OFFICE DEPOT INC              COM              676220106   2033      376,489   SH        SHARED-DEFINED  (1)     376,489
OFFICEMAX INC DEL             COM              67622P101    119        6,730   SH        SOLE                      6,730
OFFICEMAX INC DEL             COM              67622P101    766       43,270   SH        SHARED-DEFINED  (1)      43,270
OMNIVISION TECHNOLOGIES INC   COM              682128103    279        9,424   SH        SOLE                      9,424
OMNIVISION TECHNOLOGIES INC   COM              682128103   1794       60,576   SH        SHARED-DEFINED  (1)      60,576
PRIDE INTL INC DEL            COM              74153Q102    131        3,955   SH        SOLE                      3,955
PRIDE INTL INC DEL            COM              74153Q102    840       25,445   SH        SHARED-DEFINED  (1)      25,445
QUALCOMM INC                  COM              747525103    186        3,766   SH        SOLE                      3,766
QUALCOMM INC                  COM              747525103   1199       24,234   SH        SHARED-DEFINED  (1)      24,234
QUALCOMM INC                  COM              747525103    416        8,400       CALL  SOLE                      8,400
QUALCOMM INC                  COM              747525103   2702       54,600       CALL  SHARED-DEFINED  (1)      54,600
RADIOSHACK CORP               COM              750438103    309       16,700       PUT   SOLE                     16,700
RADIOSHACK CORP               COM              750438103   2002      108,300       PUT   SHARED-DEFINED  (1)     108,300
SAKS INC                      COM              79377W108    154       14,399   SH        SOLE                     14,399
SAKS INC                      COM              79377W108    991       92,645   SH        SHARED-DEFINED  (1)      92,645
SALESFORCE COM INC            COM              79466L302    145        1,102   SH        SOLE                      1,102
SALESFORCE COM INC            COM              79466L302    937        7,098   SH        SHARED-DEFINED  (1)       7,098
TARGET CORP                   COM              87612E106    283        4,706   SH        SOLE                      4,706
TARGET CORP                   COM              87612E106   1822       30,294   SH        SHARED-DEFINED  (1)      30,294
TIDEWATER INC                 COM              886423102    167        3,093   SH        SOLE                      3,093
TIDEWATER INC                 COM              886423102   1072       19,907   SH        SHARED-DEFINED  (1)      19,907
TIFFANY & CO NEW              COM              886547108    276        4,437   SH        SOLE                      4,437
TIFFANY & CO NEW              COM              886547108   1779       28,563   SH        SHARED-DEFINED  (1)      28,563
TRIMBLE NAVIGATION LTD        COM              896239100    150        3,766   SH        SOLE                      3,766
TRIMBLE NAVIGATION LTD        COM              896239100    968       24,234   SH        SHARED-DEFINED  (1)      24,234
URBAN OUTFITTERS INC          COM              917047102    241        6,725   SH        SOLE                      6,725
URBAN OUTFITTERS INC          COM              917047102   1550       43,275   SH        SHARED-DEFINED  (1)      43,275
VERIFONE SYS INC              COM              92342Y109    396       10,266   SH        SOLE                     10,266
VERIFONE SYS INC              COM              92342Y109   2547       66,062   SH        SHARED-DEFINED  (1)      66,062
VMWARE INC                    CL A COM         928563402    167        1,883   SH        SOLE                      1,883
VMWARE INC                    CL A COM         928563402   1077       12,117   SH        SHARED-DEFINED  (1)      12,117
WYNN RESORTS LTD              COM              983134107    252        2,422   SH        SOLE                      2,422
WYNN RESORTS LTD              COM              983134107   1618       15,578   SH        SHARED-DEFINED  (1)      15,578



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